Commitments and Contingencies - Capital leases (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Capital leases
Capital lease term	3 years	3 years
Capital lease assets in property, plant and equipment
Cost	$ 18,591	$ 15,557	$ 2,616
Accumulated depreciation	(3,838)	(2,672)	(171)
Net	$ 14,753	$ 12,885	$ 2,445